Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other liabilities and provision

	2024	2023

Other liabilities and provisions	214,493	365,841

Provision for future asset decommissioning	56,582	130,328
Advance from customers	5,095	25,215
Onerous capacity contract(i)	64,096	122,042
Other provisions for risk	18,233	42,419
Other	70,487	45,837

Current portion	(98,275)	(121,273)
Non-current portion	116,218	244,568

(i)	As part of the Cozani acquisition, a transferred capacity contract was identified in the transaction, where there is a take or pay obligation for a defined term. The amount recorded refers to the portion of capacity that will not be used for the remaining contractual term.